INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Intangible assets:
Technology	$ 6,407	$ 6,407
Accumulated amortization	(6,407)	(6,297)
Net carrying value	$ 0	$ 110
Finite-Lived Intangible Assets, Remaining Amortization Period	5 years